Accrued Liabilities - Accrued Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Payables And Accruals [Abstract]
Customer prepayments and billings	$ 755	$ 673
Accrued vendor costs	562	531
Compensation	348	516
Warranty	248	228
Insurance	137	131
Taxes (non income)	128	188
Accrued Commissions	92	97
Interest	30	11
Fair value of derivatives	21	31
Other	396	357
Total	$ 2,717	$ 2,763